Exhibit 99.2
EXHIBITS TO THE SCHEDULE

EXHIBIT [99.2]

FORM OF MONTHLY STATEMENT

TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
RECEIVABLES TRUST
SERIES 2007 — 1
HSBC Bank plc AS SERVICER
Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.
HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement
The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	6/28/2007	Ending	7/31/2007

Interest Period Date:	Starting	6/28/2007	Ending	8/15/2007

Interest Determination Date:		6/26/2007

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
Index

Section	Contents

1	Receivables Pool Summary Information

2	Series General Information

3	Undivided Interest

4	Segregated Trust

5	Series Account Information

6	Pay Out Events/Triggers
Note: All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc — Servicer Report
Section 1
Receivables Pool Summary Information
SERIES 2007 — 1, For IPD Ending: 15 August 2007
A Receivable Pool:

			Percentage
			Change
At Beginning Of Monthly Period		2,647,483,034

Principal Collections	(813,408,606)		30.7%
New Advances	796,046,530		30.1%
Charge Offs	(12,857,614)		0.5%

Total Movement		(30,219,690)	-1.1%

At End Of Monthly Period		2,617,263,344

B Delinquency Analysis:

			Percentage
	Aggregate		of Total
	Account	No.	Receivables
	Principal Balance	of	in Trust
	£’000’s	Accounts	(by balance)
Delinquent:

( a ) 30-59 days	22,118,385	8,601	0.85%
( b ) 60-89 days	14,813,454	5,246	0.57%
( c ) 90-119 days	11,704,499	3,929	0.45%
( d ) 120-149 days	9,886,263	3,426	0.38%
( e ) 150- or more days	14,000,329	4,727	0.53%

Subtotal	72,522,930	25,929	2.77%

Non-Delinquent:	2,544,740,414	2,637,662	97.23%

Total Pool	2,617,263,344	2,663,590	100.00%

Delinquency Analysis excludes ‘no in-force plan’ accounts. Accounts with no in-force plans are dormant accounts i.e. no active retail, balance transfer or cash plan, at the time of reporting.
C Pool Collections in the Period:

			Yield (Actual)	Yield (Simple)
Finance Charge	40,594,066		17.0%	18.4%
Interchange	4,793,890		2.0%	2.2%
Other Fees	—

Total		45,387,957	19.0%	20.6%

Charge Offs	- 12,857,614		-5.4%	-5.8%
Recoveries	2,228,348		0.9%	1.0%

Total		-10,629,266	-4.4%	-4.8%

Investor Indemnity Amount		—	0.0%	0.0%

Bank Account Interest

Trustee Collections Account	270,936		0.1%	0.1%
Trustee Investment Account	—		0.0%	0.0%
Other	—		0.0%	0.0%

		270,936	0.1%	0.1%

Total		35,029,627	14.6%	15.9%

Turquoise Card Backed Securities plc — Servicer Report
Section 2
Series General Information
SERIES 2007 — 1, For IPD Ending: 15 August 2007
A Series Details

Series Name	SERIES 2007 — 1
Series Period Status/Type	Revolving

Series Schedule Maturity Date	6/15/2010

Scheduled Accumulation Date	6/1/2009

Accumulation Periods	12

Libor Rates:	GBP	5.87%
	USD	5.33%

	Original Nominal	Current Nominal
Class Details	GBP equiv.	GBP equiv.	Margin bps
Class A	220,828,105	220,828,105	4

Class B	13,801,757	13,801,757	5.53% fixed

Class C	16,311,167	16,311,167	37

Total	250,941,029	250,941,029

B Investor Percentages This Period:

	Floating		Fixed
	Pre-addition date	Post-addition date	Pre-addition date	Post-addition date
Class A		88.0%		88.0%

Class B		5.5%		5.5%

Class C		6.5%		6.5%

Series		9.5%		9.5%

Other Series Totals		35.4%		35.4%

Total Investor		44.9%		44.9%

Total Transferor		55.1%		55.1%

Total		100%		100%

Available Spread Account Amount	0

Required Spread Amount	0

Available Reserve Account Amount	0
Spread Account Trigger:

Required
Spread
If Excess Spread Rate:	Account %
above 4.5%	0.0%
above 4.0% but equal to or below 4.5%	1.5%
above 3.0% but equal to or below 4.0%	3.5%
above 2.0% but equal to or below 3.0%	4.0%
equal to or below 2.0%	4.5%
C Accumulation Period Information

	Months	Amount
Controlled Accumulation Period (CAP)/Controlled Deposit Amount	12

Original CAP/Controlled Deposit Amount		0

Adjustment to CAP/Controlled Deposit Amount		0

Revised CAP/Controlled Deposit Amount		0

Turquoise Card Backed Securities plc — Servicer Report
Section 3
Undivided Interest
SERIES 2007 — 1, For IPD Ending: 15 August 2007
A Principal

	Pool	Series
Principal Collections	(813,408,606)

RRPC: Collected		9,251,848
Unutilised		9,251,848
Utilised		0

Principal Collected		77,098,735

Shared Principal Collected		0

Available For Reinvestment		77,098,735

Total Reinvested		77,098,735

B Finance Charge Collections

	Pool	Allocated Series
Finance Charge Collected	40,594,066	3,847,699

Interchange	4,793,890	454,388

Other Fee	0	0

Recoveries	2,228,348	211,213

Bank Account Interest:

Trustee Collections Account	270,936	35,802
Trustee Investment Account	0	0
Other	0	0

Total Available Funds		4,549,102

Investor Indemnity Amount		0

Turquoise Card Backed Securities plc — Servicer Report
Section 4
Segregated Trust
SERIES 2007 — 1, For IPD Ending: 15 August 2007
A Finance Charge Collections

	Amount	Rate* (Actual)	Rate (Simple)
Finance Charge	3,847,699	17.0%	18.4%
Interchange	454,388	2.0%	2.2%
Other Fee	0	0.0%	0.0%
Recoveries	211,213	0.9%	1.0%
Bank Account Interest:
Trustee Collections Account	35,802	0.2%	0.2%
Trustee Investment Account	0	0.0%	0.0%
Other	0	0.0%	0.0%
Income on Principal Funding Account

Excess Interest From Other Series	0	0.0%	0.0%
Utilised Required Retained Principal Collected Class A	0	0.0%	0.0%
Utilised Required Retained Principal Collected Class B	0	0.0%	0.0%
Transfer From Spread Account	0	0.0%	0.0%
Transfer From Reserve Account	0	0.0%	0.0%

Total Available Funds	4,549,102	20.1%	21.8%

Total (Excluding Recoveries)	4,337,889	19.1%	20.7%

*	Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.
B Distribution Information

	Total Amount of Distribution to be transferred
	to Finance Funding Account (in revolving and
	controlled accumulation Period) or to Loan Note	Amounts
	Issuer Distribution Account (in Regulated or	Brought
	Rapid Amortisation Period).	Forward	Paid	Unpaid
(a)	Trustee Payment Amount	0	567	0
(b)(i)	Loan Note Issuer Cost Amount	0	409	0
(b)(ii)	Issuer Costs Amount	0	787	0
(c)(i)	Class A Monthly Finance Amount	0	1,723,142	0
(c)(ii)	Class A Additional Finance Amount	0	—	0
(d)	Expenses Loan Interest and Scheduled Amount	0	65,739	0
(e)(i)	Class B Monthly Finance Amount	0	110,012	0
(e)(ii)	Class B Additional Finance Amount	0	—	0
(f)	Investor Servicing Fee Amount	0	167,294	0
(g)	Class A Investor Default Amount	0	1,072,460	0
(h)	Class A Investor Charge-off	0	—	0
(i)	Class B Investor Default Amount	0	67,030	0
(j)	Class B Investor Charge Off	0	—	0
(k)(i)	Class C Monthly Finance Amount	0	135,484	0
(k)(ii)	Class C Additional Finance Amount	0	—	0
(l)	Class C Investor Default Amount	0	79,214	0
(m)	Class C Investor Investor Charge Off	0	—	0
(n)	Required Reserve Account Amount	0	—	0
(o)	Spread Account Deposit	0	—	0
(p)	Investor Indemnity Payment Amount	0	—	0
(q)(i)	Loan Note Issuer Return	0	658	0
(q)(i)	Issuer Profit Amount	0	3,289	0
(r)	Expenses Loan Prepayment Amount	0	699,059	0
(s)	Excess Finance Charges	0	423,957	0
	The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly periods.
C Rate Summary

	Amount	Rate* (Actual)	Rate (Simple)
Total Available Funds (before Recoveries)	4,337,889	19.1%	20.7%
Recoveries	211,213	0.9%	1.0%

Total Available Funds	4,549,102	20.1%	21.8%

Charge Offs	1,218,705	5.4%	5.8%

Net Charge Offs	1,007,491	4.4%	4.8%

Portfolio Yield	3,330,397	14.7%	15.9%

Coupon Amount (c, e, k)	1,968,638	6.0%	9.4%
Servicer Fee (f)	167,294	0.8%	0.8%
Other Payment Amounts (a, b, d)	67,502	0.3%	0.3%

Expenses Rate	2,203,435	7.1%	10.5%

Excess Spread	1,126,962	7.6%	5.4%

Turquoise Card Backed Securities plc — Servicer Report
Section 5
Series Account Information
SERIES 2007 — 1, For IPD Ending: 15 August 2007
A Account Movements

				Closing Balance
Account	Opening Balance	Transfers Out	Transfers In	7/31/2007
TCA — Divided	0	0	4,549,102	4,549,102

TCA — Undivided	0	0	9,251,848	9,251,848

Consideration A/c	0	0	0	0

Funding	0	0	0	0

Reserve Account	0	0	0	0

Spread Account	0	0	0	0

Loan Note Issuer	0	0	0	0

Issuer GBP	0	0	0	0

Issuer USD	0	0	0	0

Turquoise Card Backed Securities plc — Servicer Report
Section 6
Pay Out Events / Triggers
SERIES 2007 — 1, For IPD Ending: 15 August 2007
A Portfolio Yield and Expense Rate (Bloomberg Summary)

Deal Size	$500.00MM
Expected Maturity (MM/DD/YY)	06/15/10

Gross Yield	19.12%
Less:
Expense Rate	7.06%
Net Charge Off Rate	4.44%

Excess Spread Rate	7.62%
- 1 Month Previous	—
- 2 months Previous	—
- 3 Month Average (simple basis)	—

Delinq 30 to 59 days	0.85%
60 to 89 days	0.57%
90+ days	1.36%

Principal Payment Rate	30.72%
B Quarterly Excess Spread

Regulated Amortisation Trigger	<0%

Regulated Amortisation	No
C Portfolio Minimum Balance Parameters

	Threshold	Passed?
	6%	Yes
Minimum Transferor Interest above amount agreed with Rating Agencies Portfolio Minimum Balance for a period of 30 consecutive days	2%	Yes

Minimum Aggregate Principal Receivables Above Zero	0	Yes
The undersigned is an Authorised Officer
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 13th day of August, 2007.
Authorised signatory
HSBC Bank plc
as Servicer
By:
/s/ Andrew J Huke
Name: Andrew J Huke
Title: Senior Manager, Asset and Liability Management